UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

June 30, 2007

 unaudited

Common stocks — 96.30%	Shares	Market value (000)

FINANCIALS — 22.71%
Banco Santander Central Hispano, SA1	103,124,105	$1,897,291
Kookmin Bank[1,2]	18,047,910	1,581,443
Kookmin Bank[1,2,3]	330,000	28,916
AXA SA1	33,038,514	1,417,758
BNP Paribas SA1	7,074,199	842,805
ING Groep NV1	18,498,930	814,637
ICICI Bank Ltd.[1]	16,793,789	395,154
ICICI Bank Ltd. (ADR)	6,961,650	342,165
UniCredito Italiano SpA[1]	82,140,000	731,668
Erste Bank der oesterreichischen Sparkassen AG1	8,983,386	701,342
UBS AG1	11,336,796	677,703
ORIX Corp.[1]	2,467,380	647,803
Banco Itaú Holding Financeira SA, preferred nominative	14,255,300	635,968
Mizuho Financial Group, Inc.[1]	83,274	574,732
Credit Suisse Group[1]	8,028,000	569,379
Shinhan Financial Group Co., Ltd.[1]	9,075,000	550,149
Hypo Real Estate Holding AG1,2	8,183,540	530,108
Mitsui Trust Holdings, Inc.[1,2]	58,827,000	512,418
Sberbank (Savings Bank of the Russian Federation) (GDR)	960,382	467,053
BOC Hong Kong (Holdings) Ltd.[1]	186,279,000	441,301
Cathay Financial Holding Co., Ltd.[1]	183,041,831	438,803
ABN AMRO Holding NV1	9,449,419	433,614
Banco Bilbao Vizcaya Argentaria, SA1	17,365,000	424,404
Commerzbank U.S. Finance, Inc.[1]	8,844,500	423,951
Sompo Japan Insurance Inc.[1]	33,256,000	407,060
QBE Insurance Group Ltd.[1]	14,729,266	388,754
Sampo Oyj, Class A1	13,496,622	388,004
Sun Hung Kai Properties Ltd.[1]	32,036,000	385,645
Banco Bradesco SA, preferred nominative	15,849,234	384,288
Macquarie Bank Ltd.[1]	4,816,000	347,331
Mitsui Sumitomo Insurance Co., Ltd.[1]	27,031,000	346,904
Royal Bank of Scotland Group PLC[1]	26,119,729	330,050
Housing Development Finance Corp. Ltd.[1]	6,571,846	329,789
Korea Exchange Bank[1]	21,557,000	319,687
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,815,000	317,729
HSBC Holdings PLC (Hong Kong)[1]	10,501,330	191,614
HSBC Holdings PLC (United Kingdom)[1]	6,344,188	116,148
Samsung Fire & Marine Insurance Co., Ltd.[1]	1,555,530	299,035
Swire Pacific Ltd., Class A1	25,898,500	288,860
FirstRand Ltd.[1]	88,900,000	284,017
Crédit Agricole SA1	6,903,800	280,038
Westfield Group[1]	14,100,000	238,083
Westfield Group[1,4]	1,232,277	20,265
Westfield Group[1,4]	71,189	1,192
Société Générale[1]	1,335,000	246,701
OTP Bank PLC[1]	3,995,000	230,549
DEPFA BANK PLC[1]	12,890,000	228,236
OJSC VTB Bank (GDR)[1,4]	18,559,950	203,788
National Bank of Greece SA1	3,400,000	194,783
Sumitomo Mitsui Financial Group, Inc.[1]	19,955	185,880
DBS Group Holdings Ltd[1]	12,450,000	185,298
Türkiye Is Bankasi AS, Class C1	36,050,000	168,864
Lloyds TSB Group PLC[1]	14,500,000	161,914
Bank of Nova Scotia	3,200,000	156,487
Hana Financial Holdings[1]	3,000,000	145,850
Mitsubishi UFJ Financial Group, Inc.[1]	13,231	145,752
Millea Holdings, Inc.[1]	3,410,200	139,888
Insurance Australia Group Ltd.[1]	27,430,311	132,047
SBI E*TRADE SECURITIES Co., Ltd.[1]	123,877	131,110
State Bank of India[1]	2,662,000	100,214
State Bank of India (GDR)[1]	313,800	27,552
Akbank TAS[1]	22,312,500	123,617
Topdanmark A/S1,4	673,550	114,938
Allied Irish Banks, PLC[1]	4,136,000	112,438
HDFC Bank Ltd.[1]	3,936,258	111,433
NIPPONKOA Insurance Co., Ltd.[1]	12,275,000	110,358
PartnerRe Holdings Ltd.	1,395,000	108,113
Admiral Group PLC[1]	5,550,000	98,397
Fairfax Financial Holdings Ltd.	500,000	95,891
Allianz SE1	401,000	93,972
DnB NOR ASA[1]	7,300,000	93,678
Mitsubishi Estate Co., Ltd.[1]	2,775,000	75,182
ICAP PLC[1]	7,570,000	74,550
Brookfield Asset Management Inc., Class A	1,823,625	73,230
TrygVesta A/S1	904,000	70,850
		25,886,618

CONSUMER DISCRETIONARY — 10.97%
Continental AG1	7,038,000	992,817
Renault SA1	5,720,000	917,085
Vivendi SA1	20,332,256	874,287
Compagnie Générale des Etablissements Michelin, Class B1	5,654,091	790,098
Honda Motor Co., Ltd.[1]	20,066,250	730,896
Hyundai Motor Co.[1]	8,766,275	691,517
Toyota Motor Corp.[1]	10,515,000	662,714
Industria de Diseno Textil, SA1	10,556,682	622,730
DaimlerChrysler AG1	4,734,000	437,107
DaimlerChrysler AG (New York registered)	250,000	22,988
Hyundai Mobis Co., Ltd.[1,2]	4,393,350	416,723
British Sky Broadcasting Group PLC[1]	31,790,938	407,094
Swatch Group Ltd, non-registered shares[1]	813,653	231,063
Swatch Group Ltd[1]	2,487,061	140,688
Esprit Holdings Ltd.[1]	27,780,700	353,729
Porsche AG, nonvoting preferred[1]	190,000	338,265
Carnival PLC[1]	7,097,200	337,669
Mediaset SpA[1]	32,334,398	333,519
Carphone Warehouse Group PLC[1]	37,909,747	248,904
Grupo Televisa, SAB, ordinary participation certificates (ADR)	9,000,000	248,490
SEGA SAMMY HOLDINGS INC.[1,2]	15,161,000	244,946
Nikon Corp.[1]	8,220,000	228,747
Cie. Financière Richemont AG, Class A, units[1]	3,225,000	192,657
Naspers Ltd., Class N1	6,419,800	165,598
adidas AG1	2,548,000	161,049
LG Electronics Inc.[1]	1,717,523	141,633
Kingfisher PLC[1]	31,334,650	141,555
Yamada Denki Co., Ltd.[1]	1,235,050	128,721
News Corp., Class A	5,352,946	113,536
Suzuki Motor Corp.[1]	3,946,333	112,048
JCDecaux SA1	3,528,700	111,966
Techtronic Industries Co. Ltd.[1,2]	83,360,000	111,332
Lotte Shopping Co.[1]	282,000	109,874
Publishing & Broadcasting Ltd.[1]	6,575,752	109,192
Sony Corp.[1]	1,930,000	99,130
H & M Hennes & Mauritz AB, Class B1	1,675,000	98,989
DSG International PLC[1]	25,345,000	80,416
GEOX SpA[1]	4,307,000	79,340
William Hill PLC[1]	5,526,000	67,647
Daito Trust Construction Co., Ltd.[1]	1,315,000	62,539
Marks and Spencer Group PLC[1]	4,500,000	56,443
Inchcape PLC[1]	4,873,200	48,491
Daiwa House Industry Co., Ltd.[1]	2,960,300	42,199
		12,506,431

INFORMATION TECHNOLOGY — 10.51%
Hon Hai Precision Industry Co., Ltd.[1]	182,452,901	1,582,092
Nokia Corp.[1]	42,299,100	1,189,174
Nokia Corp. (ADR)	12,982,900	364,949
Samsung Electronics Co., Ltd.[1]	2,297,428	1,403,940
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	22,792
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	313,683,371	679,108
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,477,161	127,741
Hynix Semiconductor Inc.[1,4]	19,934,940	717,652
Hoya Corp.[1]	20,319,300	672,206
Toshiba Corp.[1]	76,515,000	665,610
SAP AG1	8,900,000	457,278
Rohm Co., Ltd.[1]	4,623,700	410,119
Murata Manufacturing Co., Ltd.[1]	5,254,600	394,561
AU Optronics Corp.[1]	224,643,500	385,969
Nintendo Co., Ltd.[1]	1,000,000	365,058
Hirose Electric Co., Ltd.[1,2]	2,547,000	334,380
Acer Inc.[1,2]	151,845,420	310,704
LG.Philips LCD Co., Ltd.[1,4]	4,708,000	211,595
Mediatek Incorporation[1]	13,140,656	205,449
Quanta Computer Inc.[1]	118,063,807	184,381
STMicroelectronics NV1	9,450,000	182,718
Tokyo Electron Ltd.[1]	2,250,000	165,699
Compal Electronics, Inc.[1]	148,924,042	161,506
NEC Corp.[1]	27,160,000	140,529
Nippon Electric Glass Co., Ltd.[1]	6,750,000	118,469
Chi Mei Optoelectronics Corp.[1]	88,771,792	105,714
Powerchip Semiconductor Corp.[1]	141,763,500	86,625
Delta Electronics, Inc.[1]	18,931,000	74,870
ASML Holding NV1,4	2,500,000	68,897
ASML Holding NV (New York registered)[4]	213,000	5,847
Advanced Semiconductor Engineering, Inc.[1,4]	47,826,491	65,438
Canon, Inc.[1]	1,080,000	63,350
Chartered Semiconductor Manufacturing Ltd[1,4]	46,349,000	40,935
livedoor Co., Ltd.[1,4]	73,901	4,800
ASUSTeK Computer Inc.[1]	1,545,190	4,266
		11,974,421

TELECOMMUNICATION SERVICES — 9.48%
América Móvil, SAB de CV, Series L (ADR)	35,177,800	2,178,561
América Móvil, SAB de CV, Series L	8,940,000	27,689
Vodafone Group PLC[1]	352,607,931	1,185,502
Koninklijke KPN NV1	55,675,000	923,503
MTN Group Ltd.[1]	59,609,000	814,233
SOFTBANK CORP.[1]	25,468,900	549,372
Telefónica, SA1	22,312,000	495,980
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	429,266,200	463,720
Singapore Telecommunications Ltd.[1]	206,403,075	458,303
France Télécom SA1	14,071,862	386,451
Teléfonos de México, SAB de CV, Class L (ADR)	10,000,000	378,900
KDDI Corp.[1]	42,700	316,231
TIM Participações SA, preferred nominative (ADR)	8,245,000	284,205
Telenor ASA[1]	14,100,000	275,312
Telekom Austria AG, non-registered shares[1]	10,725,788	267,685
Bharti Airtel Ltd.[1,4]	12,507,000	258,002
Chunghwa Telecom Co., Ltd. (ADR)	10,937,624	206,284
Chunghwa Telecom Co., Ltd.[1]	8,659,800	16,567
Portugal Telecom, SGPS, SA1	15,795,000	217,789
Telekomunikacja Polska SA1	23,320,000	203,782
Philippine Long Distance Telephone Co.[1]	2,976,260	170,520
China Unicom Ltd.[1]	97,900,000	168,592
Advanced Info Service PCL[1]	61,180,000	150,531
Orascom Telecom Holding SAE (GDR)[1]	2,226,350	143,907
Brasil Telecom Participações SA, preferred nominative (ADR)	1,950,000	117,897
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	88,369
Tele Norte Leste Participações SA, preferred nominative	3,300,000	63,254
		10,811,141

HEALTH CARE — 8.26%
Roche Holding AG1	19,246,566	3,414,214
Novo Nordisk A/S, Class B1	17,016,750	1,853,770
Novartis AG1	14,981,960	843,304
UCB SA1,2	9,373,290	554,236
Teva Pharmaceutical Industries Ltd. (ADR)	11,660,000	480,975
Smith & Nephew PLC[1]	34,831,300	430,668
Merck KGaA[1]	2,913,558	400,783
AstraZeneca PLC (Sweden)[1]	5,239,700	279,596
AstraZeneca PLC (United Kingdom)[1]	650,000	34,805
Chugai Pharmaceutical Co., Ltd.[1]	12,270,500	220,397
Essilor[1]	1,846,000	219,879
Richter Gedeon NYRT[1]	849,000	170,323
Nobel Biocare Holding AG1	465,500	151,997
Shionogi & Co., Ltd.[1]	6,515,000	106,112
Alcon, Inc.	576,028	77,712
Elan Corp., PLC (ADR)[4]	3,000,000	65,790
Straumann Holding AG1	205,000	57,652
Daiichi Sankyo Co., Ltd.[1]	2,097,400	55,708
		9,417,921

ENERGY — 8.21%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	8,722,500	1,057,778
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,066,350	113,758
Royal Dutch Shell PLC, Class B1	12,137,435	506,416
Royal Dutch Shell PLC, Class A1	7,600,000	310,552
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	132,200
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	81,200
SK Corp.[1]	5,992,510	872,664
Oil & Natural Gas Corp. Ltd.[1]	36,339,064	811,563
Reliance Industries Ltd.[1]	19,142,718	801,504
OAO Gazprom (ADR)[1]	19,146,600	793,338
OAO LUKOIL (ADR)[1]	7,745,000	584,326
Canadian Natural Resources, Ltd.	8,331,300	555,734
Saipem SpA, Class S1	14,835,000	506,880
TOTAL SA1	4,059,000	329,508
Petro-Canada	5,800,000	310,197
China National Offshore Oil Corp.[1]	265,288,100	301,448
Cameco Corp.	5,396,300	274,621
Norsk Hydro ASA[1]	6,892,000	264,973
Sasol Ltd.[1]	6,481,000	245,491
MOL Magyar Olaj- és Gázipari Nyilvánosan Mûködõ Részvénytársaság, Class A1	923,900	139,474
ENI SpA[1]	3,500,000	126,870
Nexen Inc.	4,002,980	124,492
PetroChina Co. Ltd., Class H1	80,000,000	118,790
		9,363,777

MATERIALS — 7.16%
Bayer AG, non-registered shares[1]	33,616,766	2,546,808
Linde AG1,2	8,066,708	973,212
POSCO[1]	1,362,000	653,703
Nitto Denko Corp.[1,2]	10,081,700	507,170
BASF AG1	3,272,575	429,721
Lonmin PLC[1]	4,550,000	364,118
Barrick Gold Corp.	5,580,000	162,211
Barrick Gold Corp. (CAD denominated)	3,537,838	103,291
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[4]	7,118,468	262,671
Kuraray Co., Ltd.[1]	16,662,500	195,299
Lonza Group Ltd.[1]	1,982,510	181,954
UPM-Kymmene Corp.[1]	7,340,000	181,184
Cia. Vale do Rio Doce, ordinary nominative (ADR)	4,000,000	178,200
Harmony Gold Mining Co. Ltd.[1,4]	12,002,600	172,067
BlueScope Steel Ltd.[1]	19,250,000	168,602
BHP Billiton PLC[1]	6,000,000	166,260
Alcan Inc.	1,777,600	144,519
CRH PLC[1]	2,730,080	134,732
Holcim Ltd.[1]	1,028,571	111,253
Stora Enso Oyj, Class R1	5,394,843	101,182
Gold Fields Ltd.[1]	6,107,500	94,856
Siam Cement PCL[1]	10,500,000	81,491
JSR Corp.[1]	2,940,500	70,786
Syngenta AG1	358,000	69,803
Titan Cement Co. SA1	1,150,000	66,582
James Hardie Industries NV1	6,120,500	45,064
		8,166,739

CONSUMER STAPLES — 7.13%
Nestlé SA1	3,510,700	1,333,375
Koninklijke Ahold NV1,4	50,537,132	634,094
L’Oréal SA1	4,985,259	589,231
Tesco PLC[1]	67,910,561	568,018
METRO AG1	5,815,000	483,305
Diageo PLC[1]	22,372,000	464,329
Koninklijke Numico NV1	8,850,241	459,600
Seven & I Holdings Co., Ltd.[1]	15,263,000	435,380
Groupe Danone SA1	4,760,000	384,194
Shoppers Drug Mart Corp.	6,900,000	320,843
SABMiller PLC[1]	12,231,900	309,097
Unilever PLC[1]	8,597,783	277,230
Pernod Ricard Co.[1]	1,200,000	265,495
Wal-Mart de México, SAB de CV, Series V	64,835,718	246,088
Shinsegae Co., Ltd.[1]	370,753	241,185
Unilever NV1	7,502,400	233,307
Woolworths Ltd.[1]	9,039,441	207,180
Parmalat Spa[1]	41,851,900	176,937
I.T.C. Ltd.[1]	42,834,300	163,953
Coca-Cola Hellenic Bottling Co. SA1	3,004,583	138,224
Fomento Económico Mexicano, SAB de CV (ADR)	2,806,800	110,363
Scottish & Newcastle PLC[1]	4,533,000	57,955
Coca-Cola FEMSA, SAB de CV, Series L	7,089,200	31,399
		8,130,782

INDUSTRIALS — 6.07%
Siemens AG1	6,954,000	1,000,491
Ryanair Holdings PLC (ADR)[2,4]	16,862,400	636,556
Schneider Electric SA1	3,729,412	522,259
Suzlon Energy Ltd.[1]	9,334,100	344,410
ABB Ltd[1]	14,915,000	335,627
ALSTOM SA1,4	1,674,000	278,741
Cintra, Concesiones de Infraestructuras de Transporte, SA1	17,378,269	276,406
Deutsche Post AG1	8,142,500	264,565
Nippon Express Co., Ltd.[1]	45,277,000	256,825
Fraport AG1	3,421,700	243,821
Sandvik AB1	12,064,000	243,503
Scania AB, Class B1	9,398,800	228,871
Scania AB, Class A1	449,780	11,330
Bombardier Inc., Class B4	37,567,400	226,587
SAFRAN SA1	8,750,000	223,665
Orascom Construction Industries Co. (GDR)[1]	1,460,100	193,007
Asahi Glass Co., Ltd.[1]	14,120,000	190,157
Keppel Corp. Ltd.[1]	20,500,000	167,304
Toll Holdings Ltd.[1]	12,986,411	158,722
Wienerberger AG1	1,568,500	115,671
Far Eastern Textile Ltd.[1]	101,204,136	104,006
Macquarie Infrastructure Group[1]	32,329,427	98,418
Orkla AS1	4,550,000	85,557
Singapore Airlines Ltd.[1]	6,538,000	80,274
Metso Oyj[1]	1,250,000	73,409
Capita Group PLC[1]	5,060,000	73,273
Bidvest Group Ltd.[1]	3,545,000	72,394
Hyundai Engineering & Construction Co., Ltd.[1,4]	965,000	70,298
Geberit AG1	399,000	68,078
Mitsubishi Heavy Industries, Ltd.[1]	9,297,000	59,486
Hays PLC[1]	16,390,000	55,820
Wolseley PLC[1]	2,300,000	55,092
FANUC LTD[1]	530,000	54,578
Volvo AB, Class B1	2,455,500	48,745
		6,917,946

UTILITIES — 2.88%
E.ON AG1	4,515,000	758,681
Veolia Environnement[1]	9,236,769	721,955
SUEZ SA1	9,567,000	546,534
RWE AG1	3,115,000	332,626
Electricité de France SA1	2,518,000	272,301
Public Power Corp. SA1	8,875,892	250,110
NTPC Ltd.[1]	54,477,975	205,234
Hong Kong and China Gas Co. Ltd.[1]	89,787,500	189,712
		3,277,153

MISCELLANEOUS — 2.92%
Other common stocks in initial period of acquisition		3,329,238

Total common stocks (cost: $73,442,157,000)		109,782,167

Warrants — 0.03%

FINANCIALS — 0.03%
ING Groep NV, warrants, expire 2008[4]	1,730,000	36,809

Total warrants (cost: $46,430,000)		36,809

Convertible securities — 0.02%	Principal amount

FINANCIALS — 0.02%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[3]	$20,000,000	21,050

Total convertible securities (cost: $20,348,000)		21,050

	Principal amount
Bonds & notes — 0.27%	(000)

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS — 0.27%
Brazil (Federal Republic of) 10.00% 2014	R$198,500	99,601
Brazilian Treasury Bill 6.00% 2015[5,6]	13,000	11,046
Brazilian Treasury Bill 6.00% 2017[5,6]	50,000	41,914
Brazil (Federal Republic of) 10.00% 2017	237,000	117,496
Brazilian Treasury Bill 6.00% 2045[5,6]	48,000	40,654

Total bonds & notes (cost: $320,372,000)		310,711

Short-term securities — 3.58%

Danske Corp. 5.20%–5.22% due 7/11–11/19/2007[3]	$224,300	221,746
Depfa Bank PLC 5.23%–5.245% due 7/9–9/14/2007[3]	204,400	203,384
Amsterdam Funding Corp. 5.23%–5.24% due 7/11–8/17/2007[3]	188,200	187,107
ING (US) Funding LLC 5.22% due 7/6/2007	100,000	99,917
Mont Blanc Capital Corp. 5.23% due 7/9/2007[3]	85,000	84,891
AstraZeneca PLC 5.25%–5.26% due 8/31–10/17/2007	173,400	171,303
Abbey National N.A. LLC 5.21%–5.24% due 8/7–9/27/2007	163,100	161,596
DaimlerChrysler Revolving Auto Conduit LLC 5.24%–5.25% due 7/10–7/12/2007	160,293	160,045
UBS Finance (Delaware) LLC 5.20%–5.23% due 8/2–8/6/2007[7]	153,500	152,725
Siemens Capital Co. LLC 5.23%–5.27% due 7/13–9/17/2007[3]	149,650	148,302
BASF AG 5.20%–5.225% due 7/5–8/3/2007[3]	148,000	147,659
Credit Suisse New York Branch 5.22%–5.24% due 8/9–9/14/2007[7]	147,000	145,712
American Honda Finance Corp. 5.21%–5.23% due 7/19–9/13/2007	141,200	140,404
Barclays U.S. Funding Corp. 5.225%–5.23% due 7/12–10/9/2007	140,400	139,163
BNP Paribas Finance Inc. 5.215%–5.22% due 7/2–8/7/2007[7]	126,200	125,931
Allied Irish Banks N.A. Inc. 5.205%–5.22% due 8/3–8/13/2007[3]	125,300	124,569
Calyon North America Inc. 5.225%–5.23% due 8/29–9/12/2007	125,000	123,842
Freddie Mac 5.12%–5.135% due 7/2–10/19/2007	123,600	122,320
Barton Capital LLC 5.25% due 7/2/2007[3]	75,734	75,712
Société Générale North America, Inc. 5.245% due 9/18/2007	44,600	44,094
Bank of Ireland 5.23%–5.235% due 7/10–8/17/2007[3]	100,000	99,593
KfW International Finance Inc. 5.20% due 8/22/2007[3]	100,000	99,266
Liberty Street Funding Corp 5.24%–5.25% due 8/16–9/21/2007[3]	100,000	99,070
Swedbank Mortgage AB 5.215%–5.23% due 8/3–10/19/2007	100,000	98,965
Westpac Banking Corp. 5.225%–5.235% due 7/5–8/3/2007[3]	97,400	97,242
Stadshypotek Delaware Inc. 5.22%–5.235% due 8/6–9/10/2007[3,7]	95,000	94,398
CBA (Delaware) Finance Inc. 5.23% due 7/6/2007	87,200	87,127
Nestlé Capital Corp. 5.20% due 8/10/2007[3]	65,000	64,630
Old Line Funding, LLC 5.27% due 8/15/2007[3]	41,373	41,094
Thunder Bay Funding, LLC CP 5.36% due 7/2/2007[3]	18,800	18,792
Novartis Finance Corp. 5.21% due 8/13/2007[3]	50,000	49,685
Canadian Imperial Holdings Inc. 5.251% due 8/21/2007	50,000	49,625
Ranger Funding Co. LLC 5.26% due 8/21/2007[3]	50,000	49,624
HBOS Treasury Services PLC 5.235% due 8/24/2007	50,000	49,619
Royal Bank of Scotland PLC 5.22% due 9/18/2007	50,000	49,432
Electricité de France 5.27% due 9/4/2007	35,755	35,422
JPMorgan Chase & Co. 5.23% due 8/20/2007	34,900	34,644
Swedish Export Credit Corp. 5.21% due 7/23/2007	32,950	32,841
Fannie Mae 5.10% due 8/8/2007[7]	29,950	29,792
Australia & New Zealand Banking Group, Ltd. 5.24% due 9/19/2007[3]	27,400	27,085
Statoil ASA 5.39% due 7/2/2007[3]	26,800	26,788
Toyota Credit de Puerto Rico Corp. 5.23% due 8/29/2007	25,000	24,788
Procter & Gamble International Fund S.C.A CP 5.23% due 9/12/2007[3]	23,945	23,694
BMW U.S. Capital LLC 5.20% due 7/25/2007[3]	22,600	22,523

Total short-term securities (cost: $4,085,472,000)		4,086,161

Total investment securities (cost: $77,914,779,000)		114,236,898
Other assets less liabilities		(235,471)

Net assets		$114,001,427

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous,"  was $97,013,724,000.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total  value of all such restricted securities was $2,056,820,000, which represented 1.80% of the net assets of the fund.
4Security did not produce income during the last 12 months.
5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government retail price index.
7This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended June 30, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/07 (000)

Kookmin Bank	18,047,910	—	—	18,047,910	$—	$1,581,443
Kookmin Bank	330,000	—	—	330,000	—	28,916
Linde AG	7,617,903	448,805	—	8,066,708	13,908	973,212
Ryanair Holdings PLC (ADR)	15,072,400	1,790,000	—	16,862,400	—	636,556
UCB SA	9,373,290	—	—	9,373,290	9,775	554,236
Hypo Real Estate Holding AG	8,183,540	—	—	8,183,540	14,040	530,108
Mitsui Trust Holdings, Inc.	58,827,000	—	—	58,827,000	—	512,418
Nitto Denko Corp.	8,687,900	1,393,800	—	10,081,700	—	507,170
Hyundai Mobis Co., Ltd.	3,149,000	1,244,350	—	4,393,350	—	416,723
Hirose Electric Co., Ltd.	2,547,000	—	—	2,547,000	—	334,380
Acer Inc.	151,845,420	—	—	151,845,420	—	310,704
SEGA SAMMY HOLDINGS INC.	18,401,600	—	3,240,600	15,161,000	—	244,946
Techtronic Industries Co. Ltd.	65,780,000	17,580,000	—	83,360,000	1,343	111,332
Smith & Nephew PLC*	52,421,300	—	17,590,000	34,831,300	2,480	—
					$41,546	$6,742,144

*Unaffiliated issuer at 6/30/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$36,792,976
Gross unrealized depreciation on investment securities	(892,463)
Net unrealized appreciation on investment securities	35,900,513
Cost of investment securities for federal income tax purposes	78,336,385

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-916-0807O-S10938

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: August 28, 2007